SCHEDULE OF REPORTABLE SEGMENTS , REVENUE AND INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Current assets	$ 16,104,913	$ 13,947,012
Non-current assets	3,566,571	2,990,446
Revenues	15,474,918	18,298,565	$ 14,128,459
Depreciation and amortization	722,778	347,189	121,875
Income before income tax expense	$ 1,331,324	$ 1,532,528	2,229,886
Segment gross profit margin percentage	14.00%	17.00%
Net Income	$ 986,471	$ 1,115,260	$ 1,661,881
Electric Vehicles And Accessories Sales [Member]
Segment Reporting Information [Line Items]
Current assets	15,830,685	13,191,513
Non-current assets	1,764,534	1,587,699
Revenues	14,298,967	16,930,201
Depreciation and amortization	180,861	132,664
Income before income tax expense	$ 1,349,430	$ 1,055,425
Segment gross profit margin percentage	12.00%	13.00%
Net Income	$ 1,004,577	$ 729,756
Software Royalities And Development And Design Services [Member]
Segment Reporting Information [Line Items]
Current assets	274,228	755,499
Non-current assets	1,802,037	1,402,747
Revenues	1,175,951	1,368,364
Depreciation and amortization	541,917	214,525
Income before income tax expense	$ (18,106)	$ 477,103
Segment gross profit margin percentage	40.00%	57.00%
Net Income	$ (18,106)	$ 385,504